Inventory (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Abstract
Inventories	€ 17,600	€ 0
Inventory production	500	0
Inventory cost materials	€ 400	€ 0